Expense Example	Apr. 29, 2026 USD ($)
HEARTLAND MID CAP VALUE FUND | HEARTLAND MID CAP VALUE FUND | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 112
Expense Example, with Redemption, 3 Years	373
Expense Example, with Redemption, 5 Years	654
Expense Example, with Redemption, 10 Years	1,455
HEARTLAND MID CAP VALUE FUND | HEARTLAND MID CAP VALUE FUND | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	516
Expense Example, with Redemption, 10 Years	1,156
HEARTLAND VALUE PLUS FUND | HEARTLAND VALUE PLUS FUND | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	124
Expense Example, with Redemption, 3 Years	387
Expense Example, with Redemption, 5 Years	670
Expense Example, with Redemption, 10 Years	1,476
HEARTLAND VALUE PLUS FUND | HEARTLAND VALUE PLUS FUND | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,212
HEARTLAND VALUE FUND | HEARTLAND VALUE FUND | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	347
Expense Example, with Redemption, 5 Years	601
Expense Example, with Redemption, 10 Years	1,327
HEARTLAND VALUE FUND | HEARTLAND VALUE FUND | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	520
Expense Example, with Redemption, 10 Years	$ 1,154